Note 8 - Intangible assets, net: Schedule of Company's amortization expense for the next five years (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Twelve months ending December 31, 2026	$ 50,379
Twelve months ending December 31, 2027	50,379
Twelve months ending December 31, 2028	42,684
Twelve months ending December 31, 2029	42,684
Twelve months ending December 31, 2030	26,550
Thereafter	29,155
Total intangible assets, net	$ 241,831	$ 59,148